Provisions for Compensation and Penalty (Tables)	12 Months Ended
Dec. 31, 2025
Provisions for Compensation and Penalty [Abstract]
Schedule of Provisions for Compensation and Penalty
	As of December 31,
	2024	2025
Provision for compensation	$328,615	$—
Provision for penalty	1,245,625	—
Total	$1,574,240	$—